Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax expense	₺ 2,672,816	₺ 2,609,517	₺ 2,009,127
(Loss) from discontinued operations before income tax expense			(42,164)
Profit before income tax expense	2,672,816	2,609,517	1,966,963
Tax at the Turkey's tax rate	(588,020)	(521,903)	(393,393)
Difference in overseas tax rates	7,617	4,133	(15,935)
Effect of exemptions	198,160	73,916	104,244
Effect of amounts which are not deductible	(91,778)	(102,102)	(78,571)
Tax exemption from subsidiary sale	24,268
Utilization of previously unrecognized tax losses			1,253
Change in unrecognized deferred tax assets	(50,551)	(41,340)	(30,616)
Adjustments for current tax of prior years	2,510	11,280	(8,176)
Tax effect of investment in associate	0	0	0
Other	2,313	4,258	(1,966)
Total income tax expense	₺ (495,481)	₺ (571,758)	₺ (423,160)